UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments Of Waddell & Reed Advisors New Concepts Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 0.30%
Southwest Airlines Co.	268,050	$3,980,543

Aircraft - 1.59%
L-3 Communications Holdings, Inc.	266,000	21,032,620

Banks - 5.22%
Amegy Bancorporation, Inc.	415,000	9,393,525
Northern Trust Corporation	550,000	27,805,250
Synovus Financial Corp.	1,139,000	31,573,080
		68,771,855
Beverages - 2.36%
Brown-Forman Corporation, Class B	259,750	15,465,515
Coca-Cola Enterprises Inc.	804,000	15,678,000
		31,143,515
Broadcasting - 0.69%
Cox Radio, Inc., Class A*	600,700	9,130,640

Business Equipment and Services - 6.23%
Cintas Corporation	455,000	18,680,025
Lamar Advertising Company, Class A*	756,500	34,303,493
Stericycle, Inc.*	511,210	29,210,539
		82,194,057
Capital Equipment - 2.07%
IDEX Corporation	640,450	27,251,147

Communications Equipment - 1.29%
Juniper Networks, Inc.*	713,500	16,977,732

Computers - Micro - 3.96%
Apple Computer, Inc.*	863,900	46,317,998
Sun Microsystems, Inc.*	1,511,000	5,930,675
		52,248,673
Computers - Peripherals - 1.86%
EMC Corporation*	884,000	11,438,960
Mercury Interactive Corporation*	331,700	13,132,003
		24,570,963
Cosmetics and Toiletries - 1.91%
Estee Lauder Companies Inc. (The), Class A	723,400	25,196,022

Electrical Equipment - 1.78%
Molex Incorporated	282,000	7,522,350
Molex Incorporated, Class A	621,600	15,962,688
		23,485,038
Electronic Components - 7.52%
Analog Devices, Inc.	303,000	11,253,420
Broadcom Corporation, Class A*	511,000	23,973,565
Maxim Integrated Products, Inc.	306,000	13,049,370
Microchip Technology Incorporated	746,100	22,465,071
Network Appliance, Inc.*	1,193,900	28,337,217
		99,078,643
Electronic Instruments - 1.57%
Lam Research Corporation*	679,000	20,685,735

Food and Related - 2.04%
Campbell Soup Company	436,000	12,971,000
Hershey Foods Corporation	246,300	13,869,153
		26,840,153
Health Care - Drugs - 6.93%
Allergan, Inc.	413,000	37,839,060
Gilead Sciences, Inc.*	550,800	26,829,468
ICOS Corporation*	509,000	14,056,035
Neurocrine Biosciences, Inc.*	258,400	12,706,820
		91,431,383
Health Care - General - 7.73%
Biomet, Inc.	706,100	24,505,200
DENTSPLY International Inc.	168,000	9,074,520
Gen-Probe Incorporated*	285,900	14,127,748
Kyphon Inc.*	443,500	19,471,868
Schein (Henry), Inc.*	816,600	34,783,077
		101,962,413
Hospital Supply and Management - 6.70%
Bard (C. R.), Inc.	615,000	40,608,450
Health Management Associates, Inc., Class A	773,500	18,154,045
Laboratory Corporation of America Holdings*	607,100	29,571,841
		88,334,336
Hotels and Gaming - 1.69%
Orient-Express Hotels Ltd.	140,800	4,001,536
Starwood Hotels & Resorts Worldwide, Inc.	320,000	18,294,400
		22,295,936
Metal Fabrication - 2.59%
Fastenal Company (A)	558,400	34,090,320

Motor Vehicles - 0.77%
Harley-Davidson, Inc.	210,000	10,172,400

Multiple Industry - 1.15%
AXIS Capital Holdings Limited	530,000	15,110,300

Petroleum - Domestic - 1.24%
XTO Energy Inc.	360,333	16,330,292

Petroleum - International - 3.51%
Burlington Resources Inc.	392,800	31,942,496
Noble Energy, Inc.	305,800	14,342,020
		46,284,516
Petroleum - Services - 0.53%
Smith International, Inc.	208,000	6,928,480

Publishing - 3.43%
Getty Images, Inc.*	299,800	25,794,792
Meredith Corporation	388,000	19,357,320
		45,152,112
Retail - Food Stores - 0.66%
Longs Drug Stores Corporation	201,600	8,646,624

Retail - General Merchandise - 0.75%
Nordstrom, Inc.	289,500	9,935,640

Security and Commodity Brokers - 5.59%
Ameritrade Holding Corporation*	794,000	17,043,210
Chicago Mercantile Exchange Holdings Inc.	115,300	38,890,690
Prudential Financial, Inc.	262,321	17,722,407
		73,656,307
Timesharing and Software - 9.89%
Alliance Data Systems Corporation*	696,250	27,258,187
eBay Inc.*	996,000	41,030,220
Global Payments Inc.	258,500	20,090,620
Paychex, Inc.	876,000	32,468,940
Total System Services, Inc.	407,350	9,495,329
		130,343,296
Trucking and Shipping - 1.85%
C.H. Robinson Worldwide, Inc.	380,100	24,368,211

TOTAL COMMON STOCKS - 95.40%		$1,257,629,902

(Cost: $813,833,629)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 0.38%
United Technologies Corporation,
3.77%, 10-3-05	$5,000	4,998,953

Aluminum - 0.81%
Alcoa Incorporated,
3.9%, 10-3-05	10,648	10,645,693

Beverages - 0.38%
PepsiCo, Inc.,
3.7%, 10-11-05	5,000	4,994,861

Capital Equipment - 0.23%
Caterpillar Inc.,
3.75%, 10-7-05	3,000	2,998,125

Finance Companies - 1.66%
PACCAR Financial Corp.,
3.72%, 10-11-05	5,000	4,994,833
Prudential Funding LLC,
3.7%, 10-13-05	7,000	6,991,367
USAA Capital Corp.,
3.75%, 10- 4-05	10,000	9,996,875
		21,983,075
Multiple Industry - 0.38%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	5,000	4,997,850

Utilities - Gas and Pipeline - 0.76%
Questar Corporation,
3.86%, 10-14-05	10,000	9,986,061

TOTAL SHORT-TERM SECURITIES - 4.60%		$60,604,618

(Cost: $60,604,618)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,318,234,520

(Cost: $874,438,247)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call option outstanding as of September 30, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Fastenal Company	2,796	November/68	$340,413	$57,458

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005